Consolidated Statements of Changes in Shareholders' Equity	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	High-vote ordinary shares [Member] USD ($)	High-vote ordinary shares [Member] CNY	Treasury stock [Member] CNY	Additional paid- in capital [Member] USD ($)	Additional paid- in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Noncontrolling interest [Member] USD ($)	Noncontrolling interest [Member] CNY
Balance at Dec. 31, 2011		2,005,982,775		2,864,471		2,690,950	(75,494,243)		2,209,469,065		14,606,426		(148,153,894)
Balance, shares at Dec. 31, 2011				38,950,610		33,589,204	(2,920,756)
Net income/(loss)		471,278											471,278
Statutory reserves											802,281		(802,281)
Exercise of share options		14,032,122					13,095,145		1,307,262				(370,285)
Exercise of share options, shares				506,582			506,582
Vesting of performance units		31,082					5,045,041		(1,307,262)				(3,706,697)
Vesting of performance units, shares				195,166			195,166
Share-based compensation cost		29,107,731							29,107,731
Repurchase of ordinary shares		(12,750,725)					(12,750,725)
Repurchase of ordinary shares, shares							(316,466)
Balance at Dec. 31, 2012		2,036,874,263		2,864,471		2,690,950	(70,104,782)		2,238,576,796		15,408,707		(152,561,879)
Balance, shares at Dec. 31, 2012				39,652,358		33,589,204	(2,535,474)
Net income/(loss)		(168,205,494)											(167,730,074)		(475,420)
Statutory reserves											4,715,975		(4,715,975)
Exercise of share options		23,612,020					20,536,636		3,220,263				(144,879)
Exercise of share options, shares				794,454			794,454
Vesting of performance units		231,823					18,638,625		(2,664,446)				(15,742,356)
Vesting of performance units, shares				719,902			719,902
Acquisition of 2013 and 2014 Acquired Company (note 3)		16,734,018													16,734,018
Equity issuance of subsidiaries		2,837,650													2,837,650
Share-based compensation cost		59,000,006							59,000,006
Balance at Dec. 31, 2013		1,971,084,286		2,864,471		2,690,950	(30,929,521)		2,298,132,619		20,124,682		(340,895,163)		19,096,248
Balance, shares at Dec. 31, 2013				41,166,714		33,589,204	(1,021,118)
Net income/(loss)	(44,261,261)	(274,623,421)											(268,943,201)		(5,680,220)
Statutory reserves											(16,459,496)		16,459,496
Exercise of share options		21,771,996		7,445			13,873,381		8,973,308				(1,082,138)
Exercise of share options, shares				564,492			443,186
Vesting of performance units		159,426		36,539			21,555,806		(4,747,947)				(16,684,972)
Vesting of performance units, shares				1,282,008			684,436
Acquisition of 2013 and 2014 Acquired Company (note 3)		65,254,354													65,254,354
Equity issuance of subsidiaries		638,265													638,265
Share-based compensation cost		95,509,602							95,509,602
Repurchase of ordinary shares		(4,499,666)					(4,499,666)
Repurchase of ordinary shares, shares							(106,504)
Repurchase of vested equity awards at fair value		(15,663,953)											(15,663,953)
Dividends to noncontrolling shareholders		(2,659,070)													(2,659,070)
Balance at Dec. 31, 2014	$ 299,289,530	1,856,971,819	$ 468,758	2,908,455	$ 433,702	2,690,950		$ 386,466,103	2,397,867,582	$ 590,721	3,665,186	$ (101,023,423)	(626,809,931)	$ 12,353,669	76,649,577
Balance, shares at Dec. 31, 2014			43,013,214		33,589,204